Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Suppliers and contractors (Note 27)	₱ 49,896	₱ 58,524
Taxes (Note 26)	3,559	5,473
Carriers and others (Note 27)	2,674	2,579
Related parties	250	146
Accounts payable	₱ 56,379	₱ 66,722	₱ 81,014